Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity:
Preferred Stock, par value (in dollars per share)	$ 0.01	$ 10,000.00
Preferred Stock shares authorized	100,000,000	100,000,000
Preferred Stock shares issued	0	0
Preferred Stock shares outstanding	0	0
Common Stock par value (in dollars per share)	$ 0.01	$ 10,000.00
Common Stock shares authorized	500,000,000	500,000,000
Common Stock shares issued	162,800,000	157,600,000
Common Stock shares outstanding	162,800,000	157,600,000